Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Q3) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Common Stock Voting [Member]	Common Stock [Member] Common Stock Non-Voting [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings (Substantially Restricted) [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2017	$ 300			$ 46,117	$ (81)	$ 7,816	$ (1,095)	$ (5,326)	$ 47,731
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0			0	0	815	0	0	815
Release of unearned ESOP shares	0			12	0	0	68	0	80
Stock awarded to directors	0			45	0	0	0	0	45
Common stock repurchased for tax withholdings	0			108	0	0	0	0	108
Other comprehensive income (loss), net of tax									(202)
Balance at Dec. 31, 2018	300	$ 213	$ 87	46,141	(283)	8,631	(1,027)	(5,326)	48,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	0	(137)	0	0	(137)
Release of unearned ESOP shares		0	0	(3)	0	0	50	0	47
Restricted stock Compensation expense		5	0	148	0	0	0	0	153
Stock awarded to directors		0	0	52	0	0	0	0	52
Stock option compensation expense		0	0	29	0	0	0	0	29
Common stock repurchased for tax withholdings		0	0	(14)	0	0	0	0	(14)
Other comprehensive income (loss), net of tax		0	0	0	294	0	0	0	294
Balance at Sep. 30, 2019		218	87	46,353	11	8,494	(977)	(5,326)	48,860
Balance at Dec. 31, 2018	300	213	87	46,141	(283)	8,631	(1,027)	(5,326)	48,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0			0	0	(206)	0	0	(206)
Release of unearned ESOP shares	0			(3)	0	0	68	0	65
Stock awarded to directors	1			52	0	0	0	0	53
Common stock repurchased for tax withholdings	0			14	0	0	0	0	14
Other comprehensive income (loss), net of tax									260
Balance at Dec. 31, 2019	305	218	87	46,426	(23)	8,425	(959)	(5,326)	48,848
Balance at Jun. 30, 2019		218	87	46,292	(34)	8,773	(994)	(5,326)	49,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	0	(279)	0	0	(279)
Release of unearned ESOP shares		0	0	2	0	0	17	0	19
Restricted stock Compensation expense		0	0	63	0	0	0	0	63
Stock option compensation expense		0	0	10	0	0	0	0	10
Common stock repurchased for tax withholdings		0	0	(14)	0	0	0	0	(14)
Other comprehensive income (loss), net of tax		0	0	0	45	0	0	0	45
Balance at Sep. 30, 2019		218	87	46,353	11	8,494	(977)	(5,326)	48,860
Balance at Dec. 31, 2019	$ 305	218	87	46,426	(23)	8,425	(959)	(5,326)	48,848
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	0	(61)	0	0	(61)
Release of unearned ESOP shares		0	0	0	0	0	50	0	50
Restricted stock Compensation expense		1	0	250	0	0	0	0	251
Stock awarded to directors		0	0	45	0	0	0	0	45
Stock option compensation expense		0	0	29	0	0	0	0	29
Other comprehensive income (loss), net of tax		0	0	0	204	0	0	0	204
Balance at Sep. 30, 2020		219	87	46,750	181	8,364	(909)	(5,326)	49,366
Balance at Jun. 30, 2020		219	87	46,650	209	8,608	(927)	(5,326)	49,520
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	0	(244)	0	0	(244)
Release of unearned ESOP shares		0	0	0	0	0	18	0	18
Restricted stock Compensation expense		0	0	90	0	0	0	0	90
Stock option compensation expense		0	0	10	0	0	0	0	10
Other comprehensive income (loss), net of tax		0	0	0	(28)	0	0	0	(28)
Balance at Sep. 30, 2020		$ 219	$ 87	$ 46,750	$ 181	$ 8,364	$ (909)	$ (5,326)	$ 49,366